Nuveen California AMT-Free Quality Municipal
Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 166.3% (98.3% of Total Investments)
X
1,019,495,626
MUNICIPAL BONDS - 166.3%  (98.3% of Total Investments) X 1,019,495,626
Consumer Staples - 0.0% (0.0% of Total Investments)
$ 235 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 219,482
Total Consumer Staples 219,482
Education and Civic Organizations - 6.6% (3.9% of Total Investments)
1,515 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Series 2023, 5.000%, 11/01/53
11/33 at 100.00 1,593,427
700 (c) California Enterprise Development Authority, Charter School Revenue
Bonds, Academy for Academic Excellence Project, Series 2020A, 5.000%,
7/01/50
7/27 at 100.00 676,230
6,760 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation, Series
2020, 4.000%, 7/01/50
7/30 at 100.00 6,545,281
455 (c) California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53
6/26 at 100.00 451,734
1,000 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39
10/27 at 100.00 993,579
995 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 980,570
1,560 (c) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2012A,
6.875%, 1/01/42
7/24 at 100.00 1,471,643
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 975,455
250 (c) California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%,
8/01/42
8/28 at 100.00 252,640
1,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Camino Nuevo Charter Academy Sustainability Series 2023A, 5.000%,
6/01/43
6/31 at 100.00 980,665
555 (c) California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools Obligated Group, Series 2023A, 5.125%, 6/01/53
6/31 at 100.00 541,168
635 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 635,365
750 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%,
7/01/46
7/25 at 100.00 750,163
4,925 (c) California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%,
7/01/46
7/25 at 101.00 4,927,189
280 (c) California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 5.750%, 7/01/41
7/26 at 100.00 286,083
7,710 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 7,953,734
10,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 10,476,889
Total Education and Civic Organizations 40,491,815
Health Care - 31.4% (18.5% of Total Investments)
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
13,295 4.000%, 11/15/41 11/26 at 100.00 12,903,176
15,875 5.000%, 11/15/46 11/26 at 100.00 16,171,496

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 10,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48
11/27 at 100.00 $ 9,604,582
5,375 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 5,191,357
7,760 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 7,520,345
California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A:
7,900 5.000%, 8/15/42 8/27 at 100.00 8,033,443
4,265 5.000%, 8/15/47 8/27 at 100.00 4,316,808
1,000 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 5.000%, 11/15/35
7/24 at 100.00 1,000,189
2,930 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 2,769,339
3,390 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/44
4/30 at 100.00 3,273,357
California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward Delivery
Series 2022A:
7,500 4.000%, 5/15/46 5/32 at 100.00 7,282,298
5,235 4.000%, 5/15/51 5/32 at 100.00 4,995,814
California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A:
795 5.000%, 10/01/38 10/24 at 100.00 795,511
6,760 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 6,765,338
15,660 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47
10/26 at 100.00 14,185,291
9,450 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Health Care, Series 2020A, 4.000%, 8/15/50
8/30 at 100.00 9,116,503
California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A:
5,495 4.000%, 2/01/51 - AGM Insured 2/32 at 100.00 5,199,741
4,615 4.000%, 2/01/51 2/32 at 100.00 4,009,468
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A:
2,000 5.000%, 7/01/42 7/27 at 100.00 2,012,614
250 5.000%, 7/01/47 7/27 at 100.00 248,796
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015:
1,635 5.000%, 11/01/35 11/24 at 100.00 1,570,591
1,000 5.000%, 11/01/40 11/24 at 100.00 951,025
3,000 5.000%, 11/01/44 11/24 at 100.00 2,714,253
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A:
2,690 5.250%, 11/01/36 11/26 at 100.00 2,694,132
2,585 5.250%, 11/01/41 11/26 at 100.00 2,499,314
1,000 5.000%, 11/01/47 11/26 at 100.00 921,572
3,200 5.250%, 11/01/47 11/26 at 100.00 3,072,756
1,855 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,945,374
California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017:
500 5.000%, 10/15/37 10/26 at 100.00 505,256
13,615 5.000%, 10/15/47 10/26 at 100.00 13,493,310
1,100 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 1,109,896
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
1,200 5.250%, 12/01/44 12/24 at 100.00 1,202,938
4,000 5.500%, 12/01/54 12/24 at 100.00 4,010,576

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,535 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 $ 1,541,886
15,205 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 15,482,306
1,940 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45
6/24 at 100.00 1,658,692
845 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 897,171
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
7 (d),(e) 5.750%, 7/01/24 1/22 at 100.00 7,432
45 (d),(e) 5.750%, 7/01/30 1/22 at 100.00 45,018
1 (d),(e) 5.750%, 7/01/35 1/22 at 100.00 1,115
2,550 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017, 5.000%, 11/01/32
11/27 at 100.00 2,437,588
8,895 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 4.000%, 11/01/39
11/26 at 100.00 7,624,902
520 Washington Township Health Care District, California, Revenue Bonds,
Series 2023A, 5.750%, 7/01/48
7/33 at 100.00 560,001
Total Health Care 192,342,570
Housing/Multifamily - 17.7% (10.4% of Total Investments)
8,680 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56
8/31 at 100.00 5,781,482
7,570 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47
8/31 at 100.00 6,088,679
3,590 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 2,511,829
4,720 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56
2/31 at 100.00 3,754,361
230 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50
8/32 at 100.00 171,838
1,700 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50
8/30 at 100.00 1,605,191
500 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49
8/29 at 100.00 473,928
4,750 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 3,929,146
7,554 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 7,426,973
6,261 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 5,846,457
1,126 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 1,093,406
6,064 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 5,996,383
California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
260 5.250%, 8/15/39 8/24 at 100.00 260,390
705 5.250%, 8/15/49 8/24 at 100.00 705,472
160 (c) California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A, 5.250%, 7/01/40
7/33 at 105.00 162,383
8,205 (c) CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56
4/31 at 100.00 6,156,761

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 2,740 (c) CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58
2/32 at 100.00 $ 2,123,504
1,440 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47
5/32 at 100.00 1,197,869
3,980 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57
5/32 at 100.00 2,786,996
595 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46
10/31 at 100.00 467,467
6,135 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56
10/31 at 100.00 5,252,283
250 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46
10/31 at 100.00 199,599
7,065 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 5,445,007
8,125 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 6,528,684
1,275 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56
7/32 at 100.00 879,611
6,820 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56
10/31 at 100.00 4,989,419
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1:
770 (c) 3.000%, 7/01/43 7/32 at 100.00 599,685
3,340 (c) 3.125%, 7/01/56 7/32 at 100.00 2,232,883
2,485 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56
9/31 at 100.00 1,864,706
155 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57
3/32 at 100.00 113,037
3,840 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56
8/31 at 100.00 3,250,309
1,360 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56
12/31 at 100.00 1,006,925
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%,
12/01/56
12/31 at 100.00 387,910
2,720 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56
7/31 at 100.00 2,084,822
1,975 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47
6/31 at 100.00 1,373,285
7,200 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 4,254,456
7,285 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 5,015,643
3,285 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds,  Rancho Vallecitos Mobile Home Park, Series 2013,
5.000%, 4/15/38
7/24 at 100.00 3,287,262

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014:
$ 670 5.000%, 6/15/44 7/24 at 100.00 $ 670,246
185 5.000%, 6/15/49 7/24 at 100.00 185,046
Total Housing/Multifamily 108,161,333
Long-Term Care - 0.4% (0.3% of Total Investments)
1,225 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
7/24 at 100.00 1,227,761
1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 1,287,940
Total Long-Term Care 2,515,701
Tax Obligation/General - 32.5% (19.2% of Total Investments)
2,210 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 2,301,574
1,600 California State, General Obligation Bonds, Refunding Various Purpose
Bid Group C Series 2016, 5.000%, 9/01/32
9/26 at 100.00 1,650,411
13,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2018. Bid Group C, 5.000%, 8/01/37
8/28 at 100.00 13,781,235
10,750 California State, General Obligation Bonds, Various Purpose Series 2014,
5.000%, 10/01/44
10/24 at 100.00 10,770,141
5,390 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 5,447,169
3,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 11/01/47
11/27 at 100.00 3,101,900
5,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 5,223,154
2,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 2,010,935
20,750 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43
- AGM Insured
No Opt. Call 8,655,149
4,500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2018B, 4.000%, 8/01/43
8/28 at 100.00 4,510,744
1,725 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 1,727,624
1,500 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/45
8/25 at 100.00 1,448,638
1,150 Monterey Peninsula Community College District, Monterey County,
California, General Obligation Bonds, Election of 2020 Series 2024B,
4.000%, 8/01/51
8/33 at 100.00 1,116,994
4,500 Mount Diablo Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2010A, 5.500%, 8/01/30 - AGM Insured
8/25 at 100.00 4,597,870
16,744 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 15,563,987
11,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-1, 0.000%, 7/01/31
No Opt. Call 9,323,893
3,400 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 3,332,910
1,580 Santa Ana College Improvement District 1, Orange County, California,
General Obligation Bonds, Rancho Santiago Community College District,
Election of 2012, Series 2019C, 3.000%, 8/01/39
8/26 at 100.00 1,331,776
10,000 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C, 0.000%,
8/01/41
No Opt. Call 4,861,083

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Stockton Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2008 Series 2011D:
$ 23,280 (f) 0.000%, 8/01/47 - AGC Insured 8/37 at 100.00 $ 25,287,409
38,845 (f) 0.000%, 8/01/50 - AGM Insured 8/37 at 100.00 42,179,894
15,780 (f) Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 - AGM
Insured
No Opt. Call 13,322,762
8,625 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 8,298,790
2,500 Washington Township Health Care District, California, General Obligation
Bonds, 2020 Election Series 2023B, 4.500%, 8/01/53 - AGM Insured
8/33 at 100.00 2,526,988
8,345 (f) Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42
No Opt. Call 6,762,260
Total Tax Obligation/General 199,135,290
Tax Obligation/Limited - 21.8% (12.9% of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
7/24 at 100.00 1,001,976
3,605 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
7/24 at 100.00 3,606,733
210 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 210,307
1,865 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series 2004,
5.000%, 12/01/24 - AMBAC Insured
7/24 at 100.00 1,866,964
2,065 California State Public Works Board, Lease Revenue Bonds, Department of
Education, Riverside Campus Project, Series 2012H, 5.000%, 4/01/31
7/24 at 100.00 2,067,203
20,330 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 20,416,665
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 1,009,908
745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 756,750
4,120 (c) El Monte, California, Senior Lien Certificates of Participation, Department
of Public Services Facility Phase II, Series 2001, 5.250%, 1/01/34 - AMBAC
Insured
7/24 at 100.00 4,126,720
185 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 190,307
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
7,930 5.000%, 11/15/31 11/25 at 100.00 8,015,573
4,000 5.000%, 11/15/39 11/25 at 100.00 4,019,650
1,110 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,116,367
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,001,659
2,760 Los Angeles County Facilities Inc, California, Lease Revenue Bonds,
Vermont Corridor County Administration Building, Series 2018A, 5.000%,
12/01/51
12/28 at 100.00 2,864,247
15,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 15,401,306
3,220 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A,
5.000%, 7/01/44
7/28 at 100.00 3,386,325

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 4,000 0.000%, 7/01/46 7/28 at 41.38 $ 1,281,211
32,445 0.000%, 7/01/51 7/28 at 30.01 7,716,628
21,539 5.000%, 7/01/58 7/28 at 100.00 21,545,985
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,000 4.329%, 7/01/40 7/28 at 100.00 996,871
1,482 4.536%, 7/01/53 7/28 at 100.00 1,423,203
3,175 4.784%, 7/01/58 7/28 at 100.00 3,146,916
2,160 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 2,320,875
Riverside County, California, Special Tax Bonds, Community Facilities
District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 9/24 at 100.00 661,901
2,775 5.000%, 9/01/42 9/24 at 100.00 2,782,994
400 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/33
9/25 at 100.00 404,168
935 San Diego Redevelopment Agency, California, Subordinate Lien Tax
Increment and Parking Revenue Bonds, Centre City Project, Series 2003B,
5.250%, 9/01/26
7/24 at 100.00 935,961
575 San Francisco City and County Redevelopment Agency Successor
Agency, California, Special Tax Bonds, Community Facilities District 7,
Hunters Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 575,499
2,700 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco Redevelopment
Projects, Series 1998D, 0.000%, 8/01/24 - NPFG Insured
No Opt. Call 2,684,234
30 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/24 at 100.00 30,069
3,600 Stockton Public Financing Authority, California, Revenue Bonds, Arch
Road East Community Facility District 99-02, Series 2018A, 5.000%,
9/01/33
9/25 at 103.00 3,728,085
Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017:
2,145 (c) 6.125%, 9/01/37 9/27 at 100.00 2,255,325
990 (c) 6.250%, 9/01/47 9/27 at 100.00 1,027,891
600 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.250%, 9/01/38
9/29 at 103.00 624,617
Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A:
635 5.000%, 10/01/45 4/30 at 100.00 641,001
2,540 5.000%, 10/01/49 4/30 at 100.00 2,548,017
4,260 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
7/24 at 100.00 4,299,731
West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015:
350 5.250%, 9/01/35 9/25 at 100.00 355,491
790 5.250%, 9/01/45 9/25 at 100.00 796,361
Total Tax Obligation/Limited 133,841,694
Transportation - 14.6% (8.7% of Total Investments)
6,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/47
4/27 at 100.00 6,245,158
150 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%, 5/15/31
5/25 at 100.00 152,360
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/49
11/28 at 100.00 4,165,528
3,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Senior Series 2023A, 5.000%, 7/01/53
7/33 at 100.00 3,225,430

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024

NKX
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A:
$ 3,000 4.000%, 7/01/51 7/31 at 100.00 $ 2,871,640
4,230 4.000%, 7/01/56 7/31 at 100.00 3,981,644
5,770 5.000%, 7/01/56 7/31 at 100.00 6,056,886
9,500 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023D, 5.250%,
5/01/48
5/33 at 100.00 10,473,272
4,535 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 4,666,437
44,650 (g) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47, (UB)
5/27 at 100.00 45,944,087
2,025 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/50
1/32 at 100.00 1,913,098
Total Transportation 89,695,540
U.S. Guaranteed - 12.5% (7.4% of Total Investments) (h)
430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 438,536
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
2,040 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 2,118,600
18,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 18,886,330
California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A:
610 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 612,560
2,250 California Infrastructure and Economic Development Bank, First Lien
Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
5.000%, 7/01/36, (Pre-refunded 1/01/28) - AMBAC Insured
1/28 at 100.00 2,396,727
2,700 California State, General Obligation Bonds, Series 2014, 5.000%,
12/01/43, (Pre-refunded 7/01/24)
7/24 at 100.00 2,702,239
45,825 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 46,604,717
2,870 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2012, Series 2014B, 5.000%, 8/01/39, (Pre-
refunded 8/01/24) - AGM Insured
8/24 at 100.00 2,875,434
Total U.S. Guaranteed 76,635,143
Utilities - 28.8% (17.0% of Total Investments)
30,055 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory Put
8/01/31)
5/31 at 100.63 29,839,509
7,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023E-1, 5.000%, 2/01/54, (Mandatory Put
3/01/31)
12/30 at 100.16 7,380,528
6,665 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 7,209,436
5,250 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 5,579,967
10,045 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32)
1/32 at 100.21 10,643,298
4,000 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 4,147,052

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 6,190 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 $ 6,523,396
Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A:
2,490 5.000%, 11/15/35 No Opt. Call 2,619,016
1,835 5.500%, 11/15/37 No Opt. Call 2,035,976
7,960 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 7,966,600
6,015 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 6,188,202
3,575 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 3,758,077
5,190 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 5,516,317
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 3,258,033
1,145 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/42
1/26 at 100.00 1,165,008
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 5,224,778
8,250 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 9,048,280
9,500 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 9,593,470
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 5,237,220
Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A:
2,000 5.000%, 6/01/34 6/24 at 100.00 2,003,924
3,500 5.000%, 6/01/35 6/24 at 100.00 3,506,868
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 1,023,830
2,000 Orange County Sanitation District, California, Wastewater Revenue Bonds,
Refunding Series 2016A, 5.000%, 2/01/35
2/26 at 100.00 2,049,198
8,660 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 8,749,943
2,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 2,061,194
5,000 South Coast Water District Financing Authority, California, Revenue Bonds,
Series 2019A, 5.000%, 2/01/44
2/29 at 100.00 5,285,585
2,975 Southern California Public Power Authority, California, Revenue Bonds,
Apex Power Project Series 2014A, 5.000%, 7/01/37
8/24 at 100.00 2,983,169
14,530 Southern California Public Power Authority, Southern Transmission System
Renewal Project Revenue Bonds, Series 2023-1A, 5.000%, 7/01/48
7/33 at 100.00 15,859,184
Total Utilities 176,457,058
Total Municipal Bonds
(cost $1,006,633,333) 1,019,495,626
Total Long-Term Investments
(cost $1,006,633,333) 1,019,495,626

Nuveen California AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024

NKX
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  3.0% (1.7% of Total Investments)
X 18,000,000
MUNICIPAL BONDS - 3.0%  (1.7% of Total Investments) X 18,000,000
Health Care - 1 .3% ( 0 .8 % of Total Investments)
$ 8,000 (i) California Health Facilities Financing Authority, California, Revenue
Bonds, Scripps Health, Weekly Mode Series 2024C-1, 2.250%, 11/15/63,
(Mandatory Put 6/07/24)
5/24 at 100.00 $ 8,000,000
Total Health Care 8,000,000
Utilities - 1 .7% ( 0 .9 % of Total Investments)
10,000 (i) Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Variable Rate Demand Obligations Series 2001B-6,
3.800%, 7/01/34, (Mandatory Put 5/31/24)
6/24 at 100.00 10,000,000
Total Utilities 10,000,000
Total Municipal Bonds
(cost $18,000,000) 18,000,000
Total Short-Term Investments
(cost $18,000,000) 18,000,000
Total Investments
(cost $1,024,633,333) - 169.3% 1,037,495,626
Floating Rate Obligations - (5.5)%   (33,485,000)
MFP Shares, Net - (22.8)% (j) (140,043,825)
VRDP Shares, Net - (41.7)% (k) (255,702,750)
Other Assets & Liabilities, Net - 0.7% 4,708,514
Net Assets Applicable to Common Shares - 100% $ 612,972,565
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,019,442,061 $ 53,565 $ 1,019,495,626
Short-Term Investments:
Municipal Bonds – 18,000,000 – 18,000,000
Total
$ – $ 1,037,442,061 $ 53,565 $ 1,037,495,626

(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $127,564,297 or 12.3% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(j) MFP Shares, Net as a percentage of Total Investments is 13.5%.
(k) VRDP Shares, Net as a percentage of Total Investments is 24.6%.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.